Supplemental Oil and Gas Information - Capitalized Costs Relating to Oil and Natural Gas Producing Activities (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Accumulated depletion, depreciation and amortization	$ (196,567)	$ (117,030)	$ (43,539)
Total	1,377,281	866,942	284,001
Evaluated [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Evaluated oil and natural gas properties	1,144,857	732,479	247,482
Unevaluated [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Evaluated oil and natural gas properties	$ 428,991	$ 251,493	$ 80,058